Stock Plans	12 Months Ended
Dec. 31, 2025
Titan Pharmaceuticals Inc [Member]
Stock Plans

7.	Stock Plans

In August 2015, our stockholders approved the 2015 Plan. The 2015 Plan, as subsequently amended, authorizes a total of 215,000 shares of our common stock for issuance to employees, directors, officers, consultants, and advisors. As of December 31, 2024, options to purchase 17,311 shares of our common stock were available for grant and 79,498 shares of our common stock were outstanding under the 2015 Plan.

In February 2014, our Board adopted the 2014 Incentive Plan (the “2014 Plan”), pursuant to which thirty shares of our common stock are currently authorized for issuance to employees, directors, officers, consultants, and advisors. The 2014 Plan was terminated upon the approval of the 2015 Plan. As of December 31, 2024, options to purchase nine shares of our common stock were outstanding under the 2014 Plan.

At January 1, 2025, there were stock options outstanding to purchase approximately 79,000 shares of the Company’s common stock, with a weighted-average exercise price of approximately US$69.85 per share and a weighted-average remaining contractual term of approximately 7.1 years. During 2025, no new stock options were granted or exercised, and options representing approximately 11,000 shares were cancelled or expired. On October 1, 2025, in connection with the closing of the merger pursuant to the Merger and Contribution and Share Exchange Agreement dated August 19,2024, the Company became a wholly owned subsidiary of Black Titan. At the effective time of the merger with Black Titan, the remaining outstanding options to purchase approximately 68,000 shares were assumed by Black Titan and converted into options to purchase ordinary shares of Black Titan on a one-for-one basis, with the exercise price, vesting terms and contractual life of each award remaining unchanged. As a result of the assumption of the awards by Black Titan, there were no stock options outstanding or exercisable under the Company’s own plans as of December 31, 2025.

We use the Black-Scholes-Merton option-pricing model to estimate the stock-based compensation expense. For the years ended December 31, 2025 and 2024, no stock-based compensation expense was recognized by the Company.

As of December 31, 2025 and 2024, there was no unrecognized compensation expense related to non-vested stock options subject to shareholder approval.